Acquisition Of Additional Ownership Interest In The Syncrude Project	12 Months Ended
Dec. 31, 2018
Syncrude
Disclosure of detailed information about business combination [line items]
ACQUISITION OF ADDITIONAL OWNERSHIP INTEREST IN THE SYNCRUDE PROJECT

31. ACQUISITION OF ADDITIONAL OWNERSHIP INTEREST IN THE SYNCRUDE PROJECT

On February 23, 2018, Suncor completed the purchase of an additional 5% working interest in the Syncrude project from Mocal Energy Limited for $923 million cash. Suncor's share in the Syncrude project has increased to 58.74%.

The acquisition has been accounted for as a business combination using the acquisition method. The preliminary purchase price allocation is based on management's best estimates of fair values of Syncrude's assets and liabilities as at February 23, 2018.

($ millions)

Accounts receivable	2

Inventory	15

Property, plant and equipment	998

Exploration and evaluation	163

Total assets acquired	1 178

Accounts payable and accrued liabilities	(51)

Employee future benefits	(33)

Decommissioning provision	(169)

Deferred income taxes	(2)

Total liabilities assumed	(255)

Net assets acquired	923

The fair values of accounts receivable and accounts payable approximate their carrying values due to the short-term maturity of the instruments. The fair value of materials and supplies inventory approximates book value due to short-term turnover rates. The fair values of property, plant and equipment, and the decommissioning provision were determined using an expected future cash flow approach. Key assumptions used in the calculations were discount rates, future commodity prices and costs, timing of development activities, projections of oil reserves, and cost estimates to abandon and reclaim the mine and facilities.

The additional working interest in Syncrude contributed $270 million to gross revenues and a $7 million net loss to consolidated net earnings from the acquisition date to December 31, 2018.

Had the acquisition occurred on January 1, 2018, the additional working interest would have contributed an additional $64 million to gross revenues and $4 million to consolidated net earnings, which would have resulted in gross revenues of $39.66 billion and consolidated net earnings of $3.30 billion for the twelve months ended December 31, 2018.